INTANGIBLE ASSETS - Estimated Amortization Expense (Details)	Dec. 31, 2020 USD ($)
INTANGIBLE ASSETS
2021	$ 25,000
2022	25,000
2023	25,000
2024	24,000
2025	24,000
Thereafter	$ 67,000